General Information and Reorganization	12 Months Ended
Dec. 31, 2023
General Information And Reorganization [Line Items]
General Information and Reorganization
1.
General information, Reorganization and Significant Events of the year

1.1 General information

DLocal Limited (“dLocal” or the “Company”) was established on October 5, 2016 as a limited liability holding company in Malta (together with its subsidiaries as the “Group”.) On April 14, 2021, the Group was reorganized under dLocal and domiciled and incorporated in the Cayman Islands. The Company holds a controlling financial interest in the Group.

The Group processes payment transactions, enabling merchants located in developed economies (mainly United States, Europe and China) to receive payments (“pay-ins”) from customers in emerging markets, and to facilitate payments (“pay-outs”) to customers in emerging markets. As of the date these Consolidated Financial Statements were issued, the Group continued its focus on geographic expansion, increasing the total number of in-network countries.

The Group processes local payments in emerging markets through its network of acquirers and payments processors. Through its partnership with financial institutions, the Group expatriates/repatriates funds to/from developed economies where the merchant customers elect settlement in their preferred currency (mainly U.S. Dollar and Euro). These consolidated financial statements include dLocal’s subsidiaries and details of the structure are included under Note 4.

The Group is licensed and regulated in the EU as an Electronic Money Issuer, or EMI, and Payment Institution, or PI, and registered as a Money Service Business with the Financial Crimes Enforcement Network of the U.S. Department of the Treasury, or FinCEN, and operates and may be licensed, as applicable, in many countries in emerging markets, primarily in the Americas, Asia and Africa.

In addition, the Group is subject to laws aimed at preventing money laundering, corruption and the financing of terrorism. This regulatory landscape is constantly changing, including as a consequence of the implementation of the Fifth Anti-Money Laundering Directive (Directive (EU) 2018/843, “MLD5”) and the proposed amendments to the MLD4, often referred to as the fourth Anti-Money Laundering Directive.

These Consolidated Financial Statements as of December 31, 2023, were approved by dLocal’s Board of Directors on March18, 2024.

1.2 Reorganization

On April 14, 2021, in a series of transactions as further described below, the owners of dLocal Group Limited completed the contribution of 100% of their respective interests in dLocal Group Limited, with par value 1.1211 U.S. Dollars per share, on a pro rata basis to a newly formed entity, dLocal, in exchange for 100% of the common shares of dLocal, with par value 1 U.S. Dollars per share with no additional consideration, defined as the “Reorganization”. The purpose of the Reorganization was to facilitate the initial public offering of the Group. dLocal had no prior assets, holdings or operations.

In connection with the Reorganization, the Group amended its existing employee share incentive plan, the “2020 Global Share Incentive Plan”. In this context, all obligations of dLocal Group Limited under this plan (including award agreements issued thereunder) have been transferred to dLocal, and options to purchase common shares of dLocal Group Limited have been converted into options to purchase common shares of dLocal. The conversion was based on a ratio intended to maintain in all material respects the same, and in no event greater, economic benefit to optionees as provided under the plans in effect prior to the Reorganization.

Additionally, the written resolution of dLocal’s shareholders dated May 19, 2021 and effective June 2, 2021, approved a 500-for-1 stock split of dLocal’s common shares, whereby every share of capital stock of dLocal was converted into 500 shares, changing the par value of dLocal’s common shares from 1 U.S. Dollars to 0.002 U.S. Dollars. Therefore, dLocal increased total shares outstanding from 577,008 shares to 288,504,000 shares. Consequently the 2020 Global Share Incentive Plan was also amended to reflect such change in the par value of the common shares. References made to outstanding shares and per share amounts in the accompanying financial statements and applicable disclosures have been retroactively adjusted to reflect this stock split.

The Reorganization was limited to entities which were all under the control of the same shareholder group and was implemented to facilitate the IPO, it did not qualify as a business combination under common control; rather, it was a Reorganization of the capital of dLocal Group Limited, the existing organization. Therefore, all financial and other information herein relating to December 2020 are presented using the historical values from the consolidated financial statements of dLocal Group Limited. However, the issued share capital reflects that of dLocal as of the Reorganization date.

1.3 Significant events during the year

a)
Class action lawsuits

On February 23 and February 28, 2023, respectively, we were named, along with several of our senior executives and/or directors, as defendants in certain putative class action lawsuits filed in the Supreme Court of the State of New York, New York County, asserting claims under Sections 11, 12, and 15 of the Securities Act of 1933, based in significant part on the short-seller report. These matters, Zappia et al. v. DLocal Limited et al., Index No. 151778/2023 (Sup. Ct. N.Y. Cty.), and Hunt et al. v. DLocal Limited et al., Index No. 651058/2023 (Sup. Ct. N.Y. Cty.), or the Zappia and Hunt actions, allege, among other things, that the registration statement for our June 2021 initial public offering reflected certain material misstatements or omissions.

On March 3, 2023, plaintiffs in the two Actions filed a stipulation and proposed order consolidating the cases and appointing putative lead counsel. The parties also agreed to a schedule for plaintiffs’ filing of an amended complaint and a subsequent briefing schedule for a motion to dismiss the amended complaint.

On May 12, 2023, plaintiffs in the Zappia and Hunt actions jointly filed a consolidated amended complaint. On July 11, 2023, we filed a motion to dismiss the complaint. Plaintiffs filed their opposition brief on August 15, 2023, and we also filed the reply in further support of our motion to dismiss on September 22, 2023. Our motion to dismiss is now fully briefed, and, on December 7, 2023, the court scheduled oral argument on the motion for February 29, 2024. No other proceedings are currently ongoing or scheduled.

On October 6, 2023, we were named as a defendant, along with our former co-CEO, Sebastián Kanovich, and CFO, Diego Cabrera Canay, in a new putative class action lawsuit filed in the U.S. District Court for the Eastern District of New York, asserting claims under Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) and SEC Rule 10b-5, as well as control person claims against the individual defendants under Section 20(a) of the Exchange Act. This lawsuit, Francis v. dLocal Ltd., et al., 1:23-cv-07501 (E.D.N.Y.), alleges misstatements and omissions in various public filings during the period of May 2, 2022 to May 25, 2023 relating to regulatory foreign exchange control risks in Argentina, and our compliance controls and procedures.

On January 4, 2024, the court appointed a putative lead plaintiff and putative lead counsel for the proposed class in the Francis action pursuant to the Private Securities Litigation Reform Act of 1995. On January 17, 2024, the parties submitted a joint stipulation and proposed order on scheduling, by which the deadline for any amended complaint would be March 4, 2024 and we would have until thirty days after the filing of any such amended complaint to answer the same or request a pre-motion conference, as required by court rules, regarding an anticipated motion to dismiss. The court approved the parties’ proposed order the following day.

Due to the preliminary posture of the above described lawsuits as of the date of issuance of these Audit Consolidated Financial Statements, the Management and its legal advisors are unable to evaluate the likelihood of an adverse outcome or estimate a range of potential losses and no provision for contingencies have been recorded for the aforementioned matters. DLocal Limited intends to defend itself vigorously in these actions. As of the date of issuance of the Company’s financial statements there were no further updates in this regard.

b)
Developments in Argentina

Argentina is subject to extensive foreign exchange regulations which were revised as recently as December 2023. We consult regularly with our legal advisors in Argentina on the applicability of such foreign exchange regulations to our operations.

In addition, during 2023 certain administrative and judicial inquiries were initiated against our Argentinian subsidiary, dLocal Argentina S.A. These inquiries do not seek financial penalties at this stage. We and our legal advisors consider our activities to be carried out in compliance with applicable laws and regulations, including compliance with foreign exchange market and tax regulations. As of the date of this filling, no provision for contingencies has been recorded for the aforementioned matters. Based on consultations with our legal advisors, we believe we conduct our operations in compliance with applicable laws and regulations, including applicable foreign exchange and tax regulations.

In June 2023, we announced that given the magnitude of our business in Argentina, we intended to show additional economic commitment with our plan to hire approximately 100 people over the next year and 300 people in the medium-term and to make an aggregate investment over time of up to US$ 100 million in Argentina, including through locally issued Argentinian federal government bonds linked to the US Dollar that may be used locally to fulfill operating expenses and local investments according to our strategy. On June 16, 2023, we acquired with our own funds 48,540,361 bonds issued by the Treasury department of Argentina through a public bidding process. On July 31, 2023, we also made a second purchase of bonds issued by the Treasury department of Argentina through a public bidding process, for a total of 47,607,033 bonds. See note 15 Financial Assets at Fair Value through profit or loss or our Audited Consolidated Financial Statements, included elsewhere in this Annual Report.